Jul. 13, 2018
James Alpha Event Driven Portfolio
JAMES ALPHA EVENT DRIVEN PORTFOLIO

JAMES ALPHA EVENT DRIVEN PORTFOLIO

a series of THE SARATOGA ADVANTAGE TRUST

CLASS I SHARES	(Ticker: JAEIX)
CLASS A SHARES	(Ticker: JAEAX)
CLASS C SHARES	(Ticker: JAECX)

Supplement dated July 13, 2018 to the Prospectus dated March 30, 2018 (the “Prospectus”)

This supplement updates and supersedes any contrary information contained in the Prospectus.

Reference is made to the sections entitled “Principal Investment Strategies.” located on pages 2 and 8 of the Prospectus. The last sentence in the fourth paragraph under each of these sections is deleted in its entirety. The paragraphs now read:

In constructing the Portfolio’s investments, the Manager employs proprietary techniques and models to evaluate the drivers of performance of private funds that utilize event driven strategies. The Manager then identifies investments that it believes have similar drivers of performance to attempt to produce returns that correlate with, but are not identical to, the returns of the private funds tracked by the Manager. The Manager then determines the appropriate percentage that each particular investment strategy should represent of the entire Portfolio and weights the exposure to that investment strategy accordingly. The private fund returns on which the Manager’s models are based are pulled from various sources and do not represent the returns of the entire private fund universe. The private fund returns tracked by the Manager, the factors driving those returns and the percentage weightings assigned by the Manager to each investment strategy are all expected to change over time.

Please retain this supplement for future reference.

Principal Investment Strategies.

The Portfolio seeks to achieve its investment objective by attempting to outperform the returns of a variety of “event driven” investment strategies. Event driven investment strategies seek to profit from investing in securities of companies on the basis that a specific event or catalyst will affect future pricing. For example, merger arbitrage strategies seek to capitalize on price discrepancies and returns generated by a corporate transaction. Event driven investment strategies may purchase the common stock of a company being acquired and short the common stock of the acquirer in expectation of profiting from the price differential as a result of or in expectation of the consummation of the merger. The Portfolio will seek to outperform the returns of various event driven investment strategies, such as, among others, activist strategies, credit arbitrage, distressed investing, restructuring strategies and merger arbitrage.

The Portfolio will seek to outperform the returns of event driven investment strategies by investing in a variety of asset classes, including currencies, global equities and global fixed income securities. The Portfolio expects to gain exposure to these asset classes primarily through exchange-traded products such as exchange-traded notes (“ETNs”), exchange-traded funds (“ETFs”) and mutual funds, although the Portfolio may invest directly in currencies, equities and fixed income securities. The Portfolio also expects to invest in derivative instruments to gain exposure to one or more asset classes, individual investments or investment strategies. The derivatives instruments that may be utilized by the Portfolio include options, futures, options on futures, forward contracts and swaps. Derivatives may also be used to generate leverage, seek to profit from the underlying asset’s price fluctuations, or hedge the Portfolio’s exposure to an asset class, individual investment or group of investments.

The Portfolio’s equity exposure may include exposure to both U.S. and non-U.S. common stocks and preferred stocks of any size market capitalization. The Portfolio’s fixed income exposure may include exposure to securities issued by governments, government-related entities or public and private companies. The Portfolio may seek exposure to fixed income instruments that are rated below investment grade (i.e., junk bonds), particularly in seeking to outperform the returns of certain private fund strategies such as distressed investing. The types of swaps in which the Portfolio may invest include, among others, total return, index, interest rate, and credit default swaps. The Portfolio may also invest in swaps having payments linked to the returns of indices, individual securities or pooled investment vehicles, including limited partnerships, limited liability companies, offshore corporations and commodity pools (collectively, “Underlying Pools”). There is no limit on the Portfolio’s exposure to foreign companies, foreign governments or foreign currencies, which may include exposure to emerging markets.

In constructing the Portfolio’s investments, the Manager employs proprietary techniques and models to evaluate the drivers of performance of private funds that utilize event driven strategies. The Manager then identifies investments that it believes have similar drivers of performance to attempt to produce returns that correlate with, but are not identical to, the returns of the private funds tracked by the Manager. The Manager then determines the appropriate percentage that each particular investment strategy should represent of the entire Portfolio and weights the exposure to that investment strategy accordingly. The private fund returns on which the Manager’s models are based are pulled from various sources and do not represent the returns of the entire private fund universe. The private fund returns tracked by the Manager, the factors driving those returns and the percentage weightings assigned by the Manager to each investment strategy are all expected to change over time.

Under normal market conditions, the Portfolio is expected to invest in a combination of over 50 ETFs, ETNs, currencies, swaps and other derivatives, and mutual funds.

The Portfolio may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”) to gain exposure to certain commodity-linked investments such as commodity futures, options and swap contracts. The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agricultural/livestock. The Portfolio may hold investments with commodity exposure outside of the Subsidiary and, therefore it is possible the Portfolio’s exposure to commodities could exceed 25%. The Subsidiary may also hold cash, money market instruments, including affiliated and unaffiliated money market funds and other fixed income instruments to serve as margin or collateral for the Subsidiary’s derivative positions. Investments in the Subsidiary are intended to provide the Portfolio with exposure to commodities markets within the limitations of the federal tax requirements that apply to the Portfolio. The investment policies of the Subsidiary are the same as the investment policies of this sleeve of the Portfolio. The Subsidiary is subject to substantially the same investment restrictions and limitations, including asset coverage requirements, as are applicable to this sleeve of the Portfolio and will follow substantially the same compliance policies and procedures as the Portfolio, to the extent they are applicable. The Portfolio will always own 100% of the Subsidiary’s interests.